UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                     PLACECITYWASHINGTON, STATED.C.  20549
                                    FORM 13F
                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     March 31, 2010
                                                   ----------------------

Check here if Amendment [  ];                      Amendment Number:
                                                                     ----

     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Ecofin Limited
          ---------------------------------

Address:  15 Buckingham Street
          ---------------------------------

          LondonWC2N 6DU, United Kingdom
          ---------------------------------

Form 13F File Number:  028-
                       -----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     John Murray
          ---------------------------------

Title:    Chairman
          ---------------------------------

Phone:    +44 (0)20 7451 2941
          ---------------------------------

Signature, Place, and Date of Signing:

          /s/ John Murray     London, United Kingdom     April 23, 2010
          ---------------     ----------------------     --------------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:

Number of Other Included Managers:       0
                                         -----------

Form 13F Information Table Entry Total:  29
                                         -----------

Form 13F Information Table Value Total:  $369,925
                                         -----------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.           Name

----          --------------------------

-------------------  --------  ---------  ---------  ---------  ----  ----  ----------  --------  ------------------------------
                     Title of               Value    Shares /   Sh /  Put/  Inestment    Other              Voting Authority
Security              Class      CUSIP    (x$1,000)   Prn Amt   Prn   Call  Discretion  Managers         Sole       Shared  None
-------------------  --------  ---------  ---------  ---------  ----  ----  ----------  --------  ----------------  ------  ----

AES CORP             COM       462613AD2    18,641   1,649,655  SH          Sole                         1,694,665
-------------------  --------  ---------  ---------  ---------  ----  ----  ----------  --------  ----------------  ------  ----
ALLEGHENY ENERGY
INC                  COM       017361106    14,298     621,631  SH          Sole                           621,631
-------------------  --------  ---------  ---------  ---------  ----  ----  ----------  --------  ----------------  ------  ----
AMERICAN ELECTRIC
POWER                COM        25537101    27,612     807,835  SH          Sole                           807,835
-------------------  --------  ---------  ---------  ---------  ----  ----  ----------  --------  ----------------  ------  ----
AMERICAN
SUPERCONDUCTOR
CORP (UW*)           COM       017361106     1,374      47,554  SH          Sole                            47,554
-------------------  --------  ---------  ---------  ---------  ----  ----  ----------  --------  ----------------  ------  ----
CALPINE CORP (UN*)   COM       131347304     7,519     632,414  SH          Sole                           632,414
-------------------  --------  ---------  ---------  ---------  ----  ----  ----------  --------  ----------------  ------  ----
CANADIAN SOLAR INC   COM       136635109     2,475     101,779  SH          Sole                           101,779
-------------------  --------  ---------  ---------  ---------  ----  ----  ----------  --------  ----------------  ------  ----
CMS ENERGY CORP      COM       125896100    19,157   1,239,139  SH          Sole                         1,239,139
-------------------  --------  ---------  ---------  ---------  ----  ----  ----------  --------  ----------------  ------  ----
CONSOLIDATED
EDISON INC           COM       209115104     3,041      68,283  SH          Sole                            68,283
-------------------  --------  ---------  ---------  ---------  ----  ----  ----------  --------  ----------------  ------  ----
DOMINION
RESOURCES INC/VA     COM       25746U109    23,432     569,981  SH          Sole                           569,981
-------------------  --------  ---------  ---------  ---------  ----  ----  ----------  --------  ----------------  ------  ----
DUOYUAN GLOBAL
WATER INC-ADR (US*)  ADR       266043108    10,428     375,516  SH          Sole                           375,516
-------------------  --------  ---------  ---------  ---------  ----  ----  ----------  --------  ----------------  ------  ----
EL PASO CORP         COM       28336L109    14,585   1,345,506  SH          Sole                         1,345,506
-------------------  --------  ---------  ---------  ---------  ----  ----  ----------  --------  ----------------  ------  ----
ENTERGY CORP         COM       29364G103    31,693     389,591  SH          Sole                           389,591
-------------------  --------  ---------  ---------  ---------  ----  ----  ----------  --------  ----------------  ------  ----
FPL 8.375% CV PREF
(UN*)                CONVPRF   302571609     8,382     165,000  SH          Sole                           165,000
-------------------  --------  ---------  ---------  ---------  ----  ----  ----------  --------  ----------------  ------  ----
FPL GROUP INC        COM       302571104     5,212     107,845  SH          Sole                           107,845
-------------------  --------  ---------  ---------  ---------  ----  ----  ----------  --------  ----------------  ------  ----
GT SOLAR
INTERNATIONAL INC
(UW*)                COM       3623E0209     1,010     193,099  SH          Sole                           193,099
-------------------  --------  ---------  ---------  ---------  ----  ----  ----------  --------  ----------------  ------  ----
HOLLYSYS
AUTOMATION
TECHNOLO (UW*)       COM       G45667105       989      85,964  SH          Sole                            85,964
-------------------  --------  ---------  ---------  ---------  ----  ----  ----------  --------  ----------------  ------  ----
ITC HOLDINGS CORP    COM       465685105    77,077   1,401,404  SH          Sole                         1,401,404
-------------------  --------  ---------  ---------  ---------  ----  ----  ----------  --------  ----------------  ------  ----
JA SOLAR HOLDINGS
CO LTD-ADR (US*)     ADR       466090107     3,042     544,151  SH          Sole                           544,151
-------------------  --------  ---------  ---------  ---------  ----  ----  ----------  --------  ----------------  ------  ----
NV ENERGY INC        COM       67073Y106     3,214     260,643  SH          Sole                           260,643
-------------------  --------  ---------  ---------  ---------  ----  ----  ----------  --------  ----------------  ------  ----
PPL CORPORATION      COM       69351T106     3,939     142,137  SH          Sole                           142,137
-------------------  --------  ---------  ---------  ---------  ----  ----  ----------  --------  ----------------  ------  ----
PROGRESS ENERGY
INC                  COM       743263105    12,177     309,377  SH          Sole                           309,377
-------------------  --------  ---------  ---------  ---------  ----  ----  ----------  --------  ----------------  ------  ----
PROSHARES
ULTRASHORT LEH 7
(UP*)                COM       74347R313     5,950     115,400  SH          Sole                           115,400
-------------------  --------  ---------  ---------  ---------  ----  ----  ----------  --------  ----------------  ------  ----
SEMPRA ENERGY        COM       816851109    21,024     421,323  SH          Sole                           421,323
-------------------  --------  ---------  ---------  ---------  ----  ----  ----------  --------  ----------------  ------  ----
SHAW GROUP INC
(UN*)                COM       820280105     3,920     113,881  SH          Sole                           113,881
-------------------  --------  ---------  ---------  ---------  ----  ----  ----------  --------  ----------------  ------  ----
UGI CORP             COM       902681105     4,007     150,968  SH          Sole                           150,968
-------------------  --------  ---------  ---------  ---------  ----  ----  ----------  --------  ----------------  ------  ----
VECTREN
CORPOARTION          COM       92240G101     4,030     163,012  SH          Sole                           163,012
-------------------  --------  ---------  ---------  ---------  ----  ----  ----------  --------  ----------------  ------  ----
WILLIAMS COS INC     COM       969457100    33,406   1,446,139  SH          Sole                         1,446,139
-------------------  --------  ---------  ---------  ---------  ----  ----  ----------  --------  ----------------  ------  ----
WONDER AUTO
TECHNOLOGY INC
(UQ*)                COM       978166106     6,188     584,873  SH          Sole                           584,873
-------------------  --------  ---------  ---------  ---------  ----  ----  ----------  --------  ----------------  ------  ----
YINGLI GREEN
ENERGY HOLD-ADR
(US*)                ADR       98584B103     2,103     165,105  SH          Sole                           165,105
-------------------  --------  ---------  ---------  ---------  ----  ----  ----------  --------  ----------------  ------  ----